Organization and Business Description - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
Ctrl Media Limited Member
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place and date of incorporation	Hong Kong June 6, 2014
Ownership	100.00%
Principal activity	Principally engaged in one-stop game advertising
CTRL Games Limited (“CTRL Games”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place and date of incorporation	Hong Kong December 16, 2024
Ownership	100.00%
Principal activity	Principally engaged in game publishing
CTRL Solutions Limited (“CTRL Solutions”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place and date of incorporation	Hong Kong December 16, 2024
Ownership	100.00%
Principal activity	Principally engaged in advertising consulting
Tongjiang Group Limited (“Tongjiang Group”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place and date of incorporation	Hong Kong September 19, 2025
Ownership	100.00%
Principal activity	Principally engaged in high-value-added consulting and international trade services
Horgos Gongchuang Huitong Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place and date of incorporation	PRC January 19, 2026
Ownership	100.00%
Principal activity	Inactive* [1]

[1]	- On July 3, 2026, Horgos Gongchuang Huitong passed a resolution to dissolve the company and commence its deregistration and liquidation procedures. The statutory public notice period for the liquidation commenced on July 3, 2026 and will end on August 17, 2026.